CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income	Noncontrolling Interest
Beginning Balances at Dec. 31, 2014	$ 46,132	$ 11	$ 389,401	$ (4,572)	$ (338,670)	$ 1,699	$ (1,737)
Beginning Balances (in shares) at Dec. 31, 2014	10,640,000	10,640,000
Net loss	(5,859)				(5,792)		(67)
Other comprehensive loss	843					848	(5)
Issuance of common stock to acquire share of noncontrolling interest			(1,216)			(444)	1,660
Issuance of common stock to acquire share of noncontrolling interest (in shares)		95,000
Issuance of common stock in connection with exercise of options and warrants	6		6
Issuance of common stock in connection with exercise of options and warrants (in shares)	688	41,000
Stock-based compensation expense	1,206		1,206
Repurchase of common stock	(606)			(606)
Repurchase of common stock (in shares)		(59,000)
Issuance of warrants	36		36
Ending Balances at Mar. 31, 2015	$ 41,758	$ 11	$ 389,433	$ (5,178)	$ (344,462)	$ 2,103	$ (149)
Ending Balances (in shares) at Mar. 31, 2015	10,717,000	10,717,000